Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Pharmaceuticals Portfolio
May 31, 2022
PHR-NPRT1-0722
1.802187.118
Common Stocks - 96.8%
	Shares	Value ($)
Biotechnology - 14.3%
Biotechnology - 14.3%
2seventy bio, Inc. (a)	209,200	2,594,080
ADC Therapeutics SA (a)(b)	362,474	2,479,322
Alnylam Pharmaceuticals, Inc. (a)	33,771	4,248,392
Amicus Therapeutics, Inc. (a)	295,700	2,253,234
Arcus Biosciences, Inc. (a)	126,600	2,399,070
Argenx SE (a)	17,400	5,391,038
Argenx SE ADR (a)	11,000	3,402,300
Ascendis Pharma A/S sponsored ADR (a)	51,300	4,335,363
Beam Therapeutics, Inc. (a)(b)	87,200	3,067,696
Biogen, Inc. (a)	40,200	8,040,000
BioInvent International AB (a)	1,328,200	5,616,930
BioNTech SE ADR (a)	73,500	12,006,960
Blueprint Medicines Corp. (a)	96,800	5,324,000
Celldex Therapeutics, Inc. (a)	73,400	1,726,368
Cullinan Oncology, Inc. (a)(b)	88,100	941,789
Galapagos NV sponsored ADR (a)	36,900	2,029,869
Generation Bio Co. (a)(b)	48,276	271,311
Horizon Therapeutics PLC (a)	74,500	6,681,905
Intellia Therapeutics, Inc. (a)	15,400	710,556
iTeos Therapeutics, Inc. (a)	183,800	3,216,500
Kalvista Pharmaceuticals, Inc. (a)	400,500	3,560,445
Leap Therapeutics, Inc. warrants 1/31/26 (a)	606,000	148,112
Legend Biotech Corp. ADR (a)	162,400	6,867,896
Oxurion NV (a)(c)	3,128,819	1,306,629
PTC Therapeutics, Inc. (a)	157,700	4,631,649
Sarepta Therapeutics, Inc. (a)	107,500	7,828,150
Springworks Therapeutics, Inc. (a)(b)	44,300	839,042
Synlogic, Inc. (a)	520,800	567,672
Turning Point Therapeutics, Inc. (a)	93,600	3,310,632
uniQure B.V. (a)	170,500	2,448,380
Xencor, Inc. (a)	123,168	2,750,341
XOMA Corp. (a)(b)	53,300	970,593
Zai Lab Ltd. ADR (a)	85,400	2,485,140
		114,451,364
Food & Staples Retailing - 0.0%
Drug Retail - 0.0%
MedAvail Holdings, Inc. (a)(d)	3,333	5,699
Health Care Equipment & Supplies - 0.7%
Health Care Equipment - 0.7%
Angiodynamics, Inc. (a)	282,000	5,535,660
Health Care Providers & Services - 1.0%
Health Care Services - 1.0%
23andMe Holding Co. Class B (e)	396,606	1,189,818
Guardant Health, Inc. (a)	161,400	6,614,172
		7,803,990
Life Sciences Tools & Services - 1.9%
Life Sciences Tools & Services - 1.9%
Maravai LifeSciences Holdings, Inc. (a)	336,100	10,469,515
Sartorius Stedim Biotech	13,700	4,722,622
		15,192,137
Pharmaceuticals - 78.9%
Pharmaceuticals - 78.9%
Arvinas Holding Co. LLC (a)	55,600	2,317,964
AstraZeneca PLC sponsored ADR	1,436,700	95,511,816
Asymchem Laboratories Tianjin Co. Ltd. (H Shares) (e)	140,700	2,815,004
Axsome Therapeutics, Inc. (a)(b)	43,400	1,085,000
Bristol-Myers Squibb Co.	830,780	62,682,351
Elanco Animal Health, Inc. (a)	82,600	1,957,620
Eli Lilly & Co.	355,961	111,572,417
Euroapi SASU (a)(b)	163,500	2,376,614
GSK PLC sponsored ADR	267,200	11,730,080
Harmony Biosciences Holdings, Inc. (a)(b)	73,077	3,186,157
Intra-Cellular Therapies, Inc. (a)	91,200	5,234,880
Johnson & Johnson	163,550	29,362,132
Merck & Co., Inc.	395,936	36,437,990
Merck KGaA	147,700	27,848,664
NGM Biopharmaceuticals, Inc. (a)	108,600	1,503,024
Novartis AG sponsored ADR	260,596	23,698,600
Pharvaris BV (a)	24,000	425,280
Pliant Therapeutics, Inc. (a)(b)	550,300	3,098,189
Reata Pharmaceuticals, Inc. (a)(b)	64,600	1,826,888
Roche Holding AG (participation certificate)	136,076	46,373,495
Royalty Pharma PLC	905,600	37,256,384
Sanofi SA sponsored ADR	1,498,522	79,796,297
UCB SA	249,400	21,997,795
Zoetis, Inc. Class A	134,300	22,955,899
Zogenix, Inc. rights (a)(f)	800	544
		633,051,084
TOTAL COMMON STOCKS (Cost $579,628,506)		776,039,934

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
Biotechnology - 0.2%
Biotechnology - 0.2%
Castle Creek Biosciences, Inc.:
Series D1 (d)(f)	6,308	1,031,169
Series D2 (d)(f)	85	13,895
ValenzaBio, Inc. Series A (a)(d)(f)	224,708	1,105,563
		2,150,627
Diversified Financial Services - 0.1%
Other Diversified Financial Services - 0.1%
Paragon Biosciences Emalex Capital, Inc. Series C (a)(d)(f)	158,879	714,956
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series C (a)(d)(f)	200	35,548
Software - 0.0%
Systems Software - 0.0%
Evozyne LLC Series A (a)(d)(f)	5,900	76,346
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,286,055)		2,977,477

Convertible Bonds - 0.0%
	Principal Amount (g)	Value ($)
Diversified Financial Services - 0.0%
Other Diversified Financial Services - 0.0%
Paragon Biosciences Emalex Capital, Inc. 0% (d)(f)(h) (Cost $193,747)	193,747	193,747

Money Market Funds - 3.3%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (i)	15,467,508	15,470,602
Fidelity Securities Lending Cash Central Fund 0.82% (i)(j)	10,814,827	10,815,908
TOTAL MONEY MARKET FUNDS (Cost $26,286,510)		26,286,510

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $611,394,818)	805,497,668
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(3,583,426)
NET ASSETS - 100.0%	801,914,242

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,176,923 or 0.4% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,004,822 or 0.5% of net assets.

(f)	Level 3 security
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Castle Creek Biosciences, Inc. Series D1	4/19/22	1,356,409
Castle Creek Biosciences, Inc. Series D2	6/28/21	14,700
Castle Creek Pharmaceutical Holdings, Inc. Series C	12/09/19	82,370
Evozyne LLC Series A	4/09/21	132,573
MedAvail Holdings, Inc.	7/02/12	500,000
Paragon Biosciences Emalex Capital, Inc. Series C	2/26/21	1,700,005
Paragon Biosciences Emalex Capital, Inc. 0%	5/18/22	193,747
ValenzaBio, Inc. Series A	3/25/21	1,999,998

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	10,726,575	127,242,979	122,498,952	7,345	-	-	15,470,602	0.0%
Fidelity Securities Lending Cash Central Fund 0.82%	7,039,136	119,298,000	115,521,228	8,270	-	-	10,815,908	0.0%
Total	17,765,711	246,540,979	238,020,180	15,615	-	-	26,286,510

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Oxurion NV	-	4,984,659	-	-	-	(3,678,030)	1,306,629
Total	-	4,984,659	-	-	-	(3,678,030)	1,306,629

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Convertible Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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